Short-term Investments	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
The Group’s short-term investments consisted of financial products purchased from commercial banks and other financial institutions at floating rates with original maturities of over three months and less than one year.
For the years ended December 31,
2017,
2018 and 2019, the Group recognized interest income from short-term investments of
RMB56,
RMB872 and RMB299 (US$43) in the consolidated statements of comprehensive loss, respectively.